Business Combinations (Details) - Schedule of Wolo Acquisition - Wolo Acquisition [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Purchase consideration at fair value:
Notes payable	$ 850,000
Cash	6,550,000
Net cash paid to Seller (post-closing)	944,056
Amount of consideration	8,344,056
Assets acquired and liabilities assumed at fair value
Cash	1,171,655
Accounts receivable	1,860,107
Inventory	1,944,929
Customer related intangibles	233,000
Marketing related intangibles	992,000
Technology related intangibles	623,000
Other current assets	218,154
Deferred tax liability	(325,000)
Accounts payable and accrued expenses	(111,442)
Net tangible assets acquired	6,606,403
Total net assets acquired	6,606,403
Consideration paid	8,344,056
Goodwill	$ 1,737,653